Segments, Customers and Geographic Information (Schedule of segment reporting information by segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographic Areas, Revenues from External Customers [Abstract]
Revenues		$ 338,728	$ 394,190	$ 347,179
Cost of revenues		224,176	257,339	227,310
Gross profit		114,552	136,851	119,869
Less: Employee related	[1]	61,947	65,111	59,729
Other segment items	[2]	45,359	33,013	38,930
Financial and other expenses, net		6,538	11,474	8,468
Taxes on income		2,798	3,190	6,522
Net income (loss)		$ (2,090)	$ 24,063	$ 6,220

[1]	Employee related includes employee salaries and commissions, payroll taxes, benefits, and outsourced labor costs.
[2]	Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, acquisition and integration related charges, marketing expenses, finance and legal expenses, travel expenses, subcontractors costs, software and subscription costs, overhead expenses and restructuring and related charges.